Software Development Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Software Development Costs [Abstract]
Capitalized software development costs		$ 3,044	$ 1,468
Accumulated amortization		(986)	(187)
Software development costs, net	$ 2,183	$ 2,058	$ 1,281